Note 25 - Land Lease (Detail) - The Minimum Lease Payments (USD $)	Dec. 31, 2011
2012	$ 50,100
2013	50,100
2014	50,100
2015	50,100
2016	50,100
Thereafter	815,900
Total	$ 1,066,400